Secured Loan Payable	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
SECURED LOAN PAYABLE
15.	SECURED LOAN PAYABLE

The following is a summary of the Company's secured loan payable as of June 30, 2019 and December 31, 2018:

			June 30,	December 31,
Lender name	Interest rate	Term	2019	2018
China Great Wall Assets Management Co. Ltd. ("China Great Wall")	Fixed annual rate of 11.0%	From October 29, 2016 to October 28, 2017	$14,533,697	$14,510,876
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.27%	From January 25, 2019 to July 25, 2019*	43,688,472	-
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 12, 2018 to December 12, 2019	5,096,989	5,088,985
Hangzhou Jingyuan Investment Management Co., Ltd ("Hangzhou Jingyuan)	Fixed annual rate of 1.29%	From December 28, 2018 to February 27, 2019**	-	50,889,845
Hangzhou Jingyuan Investment Management Co., Ltd	Fixed annual rate of 6.0%	From December 29, 2018 to June 28, 2019	-	8,723,973
			$63,319,158	$79,213,679

*	The loan was repaid in the month of July 2019.
**	The loan was repaid in the month of January 2019.

Secured loan due to China Great Wall

As of June 30, 2019, the secured loan payable due to China Great Wall was overdue. The aggregation of charges on the secured loan payable, including interest and financing expenses, default interest expenses, and penalties for default payment of principals were US$1,582,202 and US$1,275,128 for the six months ended June 30, 2019 and 2018, respectively.

The secured loan payable was guaranteed by shareholders of the Feng Hui (See Note 21), and Feng Hui pledged US$4,974,661 and US$4,966,849 loans receivable from its customers as of June 30, 2019 and December 31, 2018, respectively, to secure this loan for the lender.

On January 16, 2018, the Company has received a subpoena to action from Xinjiang superior people's court. China Great Wall Assets Management Co, Ltd has sued the Company and the guarantors to the court for the default loan and penalties. On September 18, 2018, Xinjiang Superior People's Court adjudicated that the Company shall repay the principal, interest and penalties owed to China Great Wall Assets Management Co, Ltd, aggregating US$16.4 million (RMB 112.6 million). The Company is now in the process of appeal. The Company is in the progress of appeal. The company is actively negotiating with China Great Wall Assets Management Co, Ltd about the debt restructuring, but there is no agreement achieved.

Secured loans due to Hangzhou Jingyuan

As of June 30, 2019 and December 31, 2018, Zhiyuan borrowed loans aggregating US$48,785,461 and US$64,702,803 from Hangzhou Jingyuan, a third party to support its loan services. The loans were charged of interest expenses at an interest rate of ranging between 1.28% and 6.32% per annum. For the six months ended June 30, 2019 and 2018, the interest expense charged on the loans due to Jingyuan was US$1,817,990 and US$nil, respectively.